Annual Total Returns [BarChart] - Voya Index Plus MidCap Portfolio - Class S	May 01, 2021
Bar Chart Table:
2011	(1.39%)
2012	17.38%
2013	34.23%
2014	9.30%
2015	(2.06%)
2016	17.83%
2017	13.29%
2018	(14.52%)
2019	26.74%
2020	7.98%